Segment information (Details)	3 Months Ended		9 Months Ended
	May 31, 2024 CAD ($)	May 31, 2023 CAD ($)	May 31, 2024 CAD ($) segment	May 31, 2023 CAD ($)	Aug. 31, 2023 CAD ($)
Segment information
Number of reportable business segments | segment			2
Revenue from external customers	$ 1,060,153	$ 1,300,100	$ 2,775,156	$ 3,531,055
Segment revenues	1,060,153	1,300,100	2,775,156	3,531,055
Segment gross profit (loss)	450,037	372,351	1,105,648	525,951
Segment profit (loss) before tax	(3,205,103)	(3,297,067)	(10,684,151)	(16,791,924)
Research and development	628,578	751,674	1,947,815	5,072,428
Office salaries and benefits	791,409	899,864	2,696,635	2,725,049
Segment assets	17,138,627		17,138,627		$ 24,046,512
Cash	341,308		341,308		3,359,257
Additions to property and equipment	465,463		465,463		983,609
Additions to intangible assets			50,653
Segment liabilities	13,417,664		13,417,664		12,482,075
Gain on derivative liabilities			5,913,484
Goodwill impairment loss			4,274,000
Transaction costs		51,199	1,860,335	489,096
Inter-segment eliminations
Segment information
Revenue from other segments	13,794	(401,573)	(223,926)	(1,158,708)
Segment revenues	13,794	(401,573)	(223,926)	(1,158,708)
Segment gross profit (loss)	11,967	(32,158)	(2,153)	(280,199)
Segment profit (loss) before tax	(903,212)	(87,943)	(901,945)	(186,449)
Research and development		(42,854)		(228,102)
Segment assets	(11,061,798)		(11,061,798)		(10,239,388)
Additions to property and equipment	(2,153)		(2,153)		(185,744)
Segment liabilities	(1,001,298)		(1,001,298)		(1,013,824)
Sale of electric boats
Segment information
Revenue from external customers	599,380	421,840	893,998	947,937
Revenue from other segments	(18,753)	346,954	207,000	826,869
Segment revenues	580,627	768,794	1,100,998	1,774,806
Segment gross profit (loss)	111,615	157,321	42,746	(421,138)
Segment profit (loss) before tax	(2,307,774)	(2,850,077)	(5,049,355)	(16,120,375)
Research and development	628,578	794,528	1,947,815	5,300,530
Office salaries and benefits	681,995	664,300	2,280,098	2,014,875
Segment assets	21,096,513		21,096,513		20,344,002
Cash	305,397		305,397		3,025,565
Additions to property and equipment	260,616		260,616		194,820
Additions to intangible assets			50,653
Segment liabilities	13,488,997		13,488,997		10,154,031
Rental of electric boats
Segment information
Revenue from external customers	460,773	878,260	1,881,158	2,583,118
Revenue from other segments	4,959	54,619	16,926	331,839
Segment revenues	465,732	932,879	1,898,084	2,914,957
Segment gross profit (loss)	326,455	247,188	1,065,055	1,227,288
Segment profit (loss) before tax	5,883	(359,047)	(4,732,851)	(485,100)
Office salaries and benefits	109,414	$ 235,564	416,537	$ 710,174
Segment assets	7,103,912		7,103,912		13,941,898
Cash	35,911		35,911		333,692
Additions to property and equipment	207,000		207,000		974,533
Segment liabilities	$ 929,965		$ 929,965		$ 3,341,868